Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2019
Provision for liabilities and charges
Provisions for liabilities and charges

9. Provisions for liabilities and charges

	Payment	Other	Litigation and
	protection	customer	other regulatory
	insurance(1)	redress	(incl. RMBS)	Other (2)	Total
	£m	£m	£m	£m	£m
At 1 January 2019	695	536	783	990	3,004
Implementation of IFRS 16 on 1 January 2019 (3)	—	—	—	(170)	(170)
ECL impairment release	—	—	—	(3)	(3)
Transfer to accruals and other liabilities	—	(4)	—	1	(3)
Currency translation and other movements	—	(7)	(6)	(16)	(29)
Charge to income statement	—	17	5	33	55
Releases to income statement	—	(12)	(9)	(16)	(37)
Provisions utilised	(136)	(81)	(6)	(114)	(337)
At 31 March 2019	559	449	767	705	2,480
ECL impairment charge	—	—	—	21	21
Transfer from accruals and other liabilities	—	4	—	—	4
Currency translation and other movements	—	3	3	4	10
Charge to income statement	—	64	18	100	182
Releases to income statement	—	(11)	(33)	(70)	(114)
Provisions utilised	(116)	(90)	(28)	(79)	(313)
At 30 June 2019	443	419	727	681	2,270

Notes:

(1)	30 June 2019 includes provisions held in relation to offers made from 2018 and earlier years of £99 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.
(3)	Refer to Note 2 for further information on the impact of IFRS 16 implementation.

There are uncertainties as to the eventual cost of redress in relation to certain of the provisions contained in the table above. Assumptions relating to these are inherently uncertain and the ultimate financial impact may be different from the amount provided.

Payment protection insurance

The Group’s provision reflects the increased volume of complaints following the FCA’s introduction of an August 2019 PPI timebar as outlined in FCA announcement CP17/3 and the introduction of new Plevin (unfair commission) complaint handling rules.

The principal assumptions underlying the Group’s provision in respect of PPI sales are: assessment of the total number of complaints that the Group will receive; the proportion of these that will result in redress; and the average cost of such redress. The number of complaints has been estimated from an analysis of the Group’s portfolio of PPI policies sold by vintage and by product. Estimates of the percentage of policyholders that will lodge complaints (the take up rate) and of the number of these that will be upheld (the uphold rate) have been established based on recent experience, guidance in FCA policy statements and the expected rate of responses from proactive customer contact. The average redress assumption is based on recent experience and FCA calculation rules. The table below shows the sensitivity of the provision to changes in the principal assumptions (all other assumptions remaining the same).

					Sensitivity
	Actual to		Future		Change in assumption	Consequential change in provision
Assumptions	date		expected		%	£m
Customer initiated complaints (1)	2,968	k	95	k	+/- 5	+/- 7
Uphold rate (2)	88%		90%		+/- 1	+/- 1
Average redress (3)	£1,657		£1,559		+/- 5	+/- 7
Processing costs per claim (4)	£148		£317		+/- 20k claims	+/- 6

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)

Average uphold rate per customer initiated claims received directly by RBS including those received via CMCs, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.

(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.

On 5 February 2019 the Official Receiver appointed Deloitte to assist in the identification of potential claimants in respect of PPI. We are evaluating data suggesting 250,000 to 300,000 such claimants. The extent of the Group’s share of any obligation in respect of ensuing claims cannot be ascertained with sufficient reliability for inclusion in the provision at 30 June 2019.

Background information for all material provisions is given in Note 13.